Subsequent Events - Additional Information (Detail) - USD ($)						1 Months Ended	3 Months Ended		12 Months Ended
	May 24, 2021	Apr. 01, 2021	Jan. 04, 2021	Jan. 01, 2021	Feb. 12, 2020	Apr. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Net proceeds from issuance of common stock					$ 10,000,000		$ 14,426,876	$ 176,990	$ 2,579,114	$ 5,802,002
Stock option awards granted							42,500		266,500	28,180
Aerogen Limited [Member]
Subsequent Event [Line Items]
Purchase order for products amounted			$ 54,315
Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of common stock shares						19,736
Net proceeds from issuance of common stock						$ 1,421,024
Stock option awards granted		3,500		42,500
Stock options, vesting period		3 years		3 years
Subsequent Event [Member] | Big Rock Partners Acquisition Corp [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Business combination description	At the effective time of the Business Combination, or the Effective Time, each share of NeuroRx preferred stock and common stock issued and outstanding immediately prior to the Effective Time converted into the right to receive 3.16 shares of Big Rock common stock plus two contingent value rights. The first contingent value right was the right to receive 1.58 additional shares of NRXP stock if, prior to December 31, 2022, the NeuroRx COVID-19 Drug receives Emergency Use Authorization by the FDA and NRXP submits and the FDA files for review a new drug application for the NeuroRx COVID-19 Drug. The second contingent value right was the right to receive approximately $5 per share of NeuroRx common stock upon the earlier to occur of (a) FDA approval of the NeuroRx COVID-19 Drug and the listing of the NeuroRx COVID-19 Drug in the FDA’s “Orange Book” and (b) FDA approval of the NeuroRx Antidepression Drug Regimen and the listing of the NeuroRx Antidepression Drug Regimen in the FDA’s “Orange Book”, in each case prior to December 31, 2022.
Right to receive common stock	3.16
Contingent value right to receive additional shares	1.58
Contingent value right to receive per shares	$ 5
Subsequent Event [Member] | Aerogen Limited [Member]
Subsequent Event [Line Items]
Purchase order for products amounted			$ 54,315
Subsequent Event [Member] | Transaction one [Member]
Subsequent Event [Line Items]
Issuance of common stock shares						19,736	43,018
Net proceeds from issuance of common stock						$ 1,421,024	$ 2,495,058
Subsequent Event [Member] | Transaction two [Member]
Subsequent Event [Line Items]
Issuance of common stock shares						1,000	79,400
Net proceeds from issuance of common stock						$ 15,250	$ 5,716,800
Issuance of common stock shares							79,400
Net proceeds from issuance of common stock							$ 5,716,800